Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	Year Ended December 31,
	2022	2021
Accrued external research and development costs	$2,219	$5,316
Accrued payroll and payroll-related costs	5,347	4,180
Accrued professional fees	502	355
Other	2,146	3,238

	$10,214	$13,089